REIMBURSEMENT RIGHTS AND OBLIGATIONS (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets
Fuel consumption bill - CCC	R$ 593,241	R$ 583,863
Reimbursement of fixed assets in progress - AIC (a)	211,094	184,985
Current assets	804,335	768,848
Non-current assets
Fuel consumption bill - CCC	5,457,263	5,569,712
Reimbursement of fixed assets in progress- AIC (a)	451,576	397,737
CCC - ECL provision	(340,063)	(340,063)
Reimbursement rights, Non-current assets	5,568,776	5,627,386
Total right of reimbursement	6,373,111	6,396,234
Current liabilities
Angra 2 Detour		22,259
PROINFA	1,199,689	836,744
Reimbursement obligations, Current liabilities	1,199,689	859,003
Total repayment obligation	R$ 1,199,689	R$ 859,003